Parent-Only Financials	12 Months Ended
Jun. 30, 2019
Condensed Financial Information Disclosure [Abstract]
PARENT-ONLY FINANCIALS

17.	PARENT-ONLY FINANCIALS

URBAN TEA, INC.

CONDENSED BALANCE SHEETS

	June 30,	June 30,
	2019	2018

ASSETS
Cash	$-	$-
Due from VIE	7,250,000	-

Total current assets	7,250,000	-

Investment in subsidiaries	3,334,515	-

Total Assets	$10,584,515	$-

LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities	$1,432,648	$312,692

Total Liabilities	1,432,648	312,692

Shareholders' Equity
Ordinary shares, $0.0001 par value share, 150,000,000 shares authorized 26,180,314 and 12,660,314 shares issued and outstanding at December 31, 2018 and June 30, 2018, respectively	$2,618	$1,266
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding	-	-
Additional paid-in capital	17,625,612	79,682,234
Accumulated deficit	(8,174,141)	(83,279,164)
Accumulated other comprehensive (loss) income	(302,222)	3,282,702

Total Shareholders' Deficit	9,151,867	(312,692)

Total Liabilities and Shareholders' Deficit	$10,584,515	$-

URBAN TEA, INC.

CONDENSED STATEMENTS OF OPERATIONS

	For the Years Ended June 30,
	2019	2018	2017
General and administrative expenses	$(578,531)	$(872,000)	$(2,731,205)
Change in fair value of warrants	1,088,443	205,785	531,099
Net income (loss) from discontinued operations	28,488,305	(82,206,040)	(26,227,138)
Equity loss in subsidiaries	(1,442,775)	(17,080)	-

Net income (loss)	$27,555,442	$(82,889,335)	$(28,427,244)

Other comprehensive income (loss)
Foreign currency translation adjustment	(302,222)	7,422,092	(1,881,886)

Comprehensive loss	$27,253,220	$(75,467,243)	$(30,309,130)

URBAN TEA, INC.

CONDENSED STATEMENTS OF CASH FLOWS

	For the Years Ended June 30,
	2019	2018	2017
Cash Flows from Operating Activities:
Net income (loss)	$27,555,442	$(82,889,335)	$(28,427,244)
Less: net income (loss) from discontinued operations	28,488,305	(82,206,040)	(26,227,138)
Net loss from continuing operations	(932,863)	(683,295)	(2,200,106)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of warrants	(1,088,443)	(205,785)	(531,099)
Issuance cost in connection with registered direct offerings	455,531	-	-
Share based compensation expenses	123,000	872,000	2,418,688
Equity loss in subsidiaries	(1,442,775)	(17,080)	-
Net cash used in operating activities	-	-	(312,517)

Cash Flows from Investing Activities:
Net cash provided by investing activities	-	-	-

Cash Flows from Financing Activities:
Proceeds from private placements	5,500,000	1,176,307	-
Cash raised in private placement of ordinary shares	4,118,223	-	-
Borrowings from a shareholder	-	-	312,517
Loan to a VIE and a subsidiary	(9,118,223)	(1,176,307)	-
Net cash provided by financing activities	-	-	312,517

Increase in cash and cash equivalents	-	-	-

Cash and cash equivalents at beginning of year	-	-	-
Cash and cash equivalents at end of year	$-	$-	$-